Capital structure and financial items	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Capital structure and financial items	Capital structure and financial items
4.1 Distribution to shareholders

DKK million	2021	2020	2019
Interim dividend for the year	8,021	7,570	7,100
Dividend for prior year	13,496	12,551	12,309
Share repurchases for the year	19,447	16,855	15,334
Total	40,964	36,976	34,743

Novo Nordisk's guiding principle is that any excess capital after the funding of organic growth opportunities and potential acquisitions should be returned to investors.

The net cash distribution to shareholders in the form of dividends and share repurchases amounts to DKK 40,964 million, compared with a free cash flow of DKK 29,319 million.

The total dividend for 2021 amounts to DKK 23,711 million (DKK 10.40 per share). The 2021 final dividend of DKK 15,690 million (DKK 6.90 per share) is expected to be distributed pending approval at the Annual General Meeting. The interim dividend of DKK 8,021 million (DKK 3.50 per share) was paid in August 2021. The total dividend for 2020 was DKK 21,066 million (DKK 9.10 per share), of which the final dividend of DKK 13,496 million (DKK 5.85 per share) was paid in March 2021. No dividend is declared on treasury shares.

Novo Nordisk's dividend pay-outs are complemented by share repurchase programmes.
4.2 Share capital, Treasury shares and Other reserves

Development in number of shares
Million shares	A shares	B shares	Total
Shares beginning of 2020	537	1,863	2,400
Shares cancelled in 2020	—	(50)	(50)
Outstanding shares end of 2020	537	1,813	2,350
Shares cancelled in 2021	—	(40)	(40)
Outstanding shares end of 2021	537	1,773	2,310

Each A share of DKK 0.2 per share carries 200 votes and each B share of DKK 0.2 per share carries 20 votes. At the end of 2021, the share capital amounted to DKK 107 million in A share capital (DKK 107 million in 2020 and 2019) and DKK 355 million in B share capital (DKK 363 million in 2020 and DKK 373 million in 2019).

Treasury shares			2021	2020
	Market value, DKK million	Treasury shares in %	Number of B shares (million)	Number of B shares (million)
Holding at the be-ginning of the year	16,016	1.6%	37.5	48.1
Cancellation of treasury shares	(17,066)		(40.0)	(50.0)
Transfer regarding restricted stock units	(486)		(1.1)	(0.4)
Purchase during the year	19,447		34.7	39.8
Value adjustment	4,947		—	—
Holding at the end of the year	22,858	1.3%	31.1	37.5

Treasury shares are primarily acquired to reduce the company's share capital. In addition, a limited part is used to finance Novo Nordisk's long-term share-based incentive programme (restricted stock units) and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.2 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in equity.
The purchase of treasury shares during the year relates to the remaining part of the 2020 share repurchase programme, totalling DKK 1 billion and the DKK 20 billion Novo Nordisk B share repurchase programme for 2021, of which DKK 1.6 billion was outstanding at year-end. The programme ended on 1 February 2022. Transfer of treasury shares relates to the long-term share-based incentive programme and restricted stock units to employees.

Specification of Other reserves
DKK million	Exchange rate ad- justments	Cash flow hedges	Tax and other items	Total
2019
Reserve at the beginning of the year	(1,065)	(1,677)	696	(2,046)
Other comprehensive income, net	226	1,348	(222)	1,352
Reserve at the end of the year	(839)	(329)	474	(694)
2020
Other comprehensive income, net	(1,689)	1,713	(567)	(543)
Transferred to intangible assets[1]	—	418	(92)	326
Reserve at the end of the year	(2,528)	1,802	(185)	(911)
2021
Other comprehensive income, net	1,624	(3,557)	1,117	(816)
Transferred to intangible assets[1]	—	15	(2)	13
Reserve at the end of the year	(904)	(1,740)	930	(1,714)
1.For information on transfer of cash flow hedge reserve to intangible assets refer to note 4.4.

According to Danish corporate law, reserves available for distribution as dividends are based on the financial statements of the parent company, Novo Nordisk A/S. Dividends are paid from distributable reserves. As of 31 December 2021 distributable reserves total DKK 51,114 million (DKK 51,858 million in 2020), corresponding to the parent company's retained earnings and reserve for cash flow hedges and exchange rate adjustments.
4.3 Financial risks

Management has assessed the following key financial risks:

Type	Financial risk
Foreign exchange risk	High
Credit risk	Low
Liquidity risk	Low
Interest rate risk	Low

Novo Nordisk has centralised management of the Group's financial risks. The overall objectives and policies for the company's financial risk management are outlined in an internal Treasury Policy, which is approved by the Board of Directors. The Treasury Policy consists of the Foreign Exchange Policy, the Investment Policy, the Financing Policy and the Policy regarding Credit Risk on Financial Counterparts, and includes a description of permitted use of financial instruments and risk limits.

Novo Nordisk only hedges commercial exposures and consequently does not enter into derivative transactions for trading or speculative purposes. Novo Nordisk uses a fully integrated treasury management system to manage all financial positions, and all positions are marked-to-market.

Foreign exchange risk
Foreign exchange risk is the most important financial risk for Novo Nordisk and can have a significant impact on the income statement, statement of comprehensive income, balance sheet and cash flow statement. The majority of Novo Nordisk's sales are in USD, EUR, CNY, JPY, CAD and GBP. The foreign exchange risk is most significant in USD, CNY and JPY, while the EUR exchange rate risk is regarded as low because of Denmark's fixed exchange rate policy towards EUR.

The overall objective of foreign exchange risk management is to reduce the short-term negative impact of exchange rate fluctuations on earnings and cash flow, thereby contributing to the predictability of the financial results.
Novo Nordisk hedges existing assets and liabilities in key currencies as well as future expected cash flows up to a maximum of 24 months forward.

Hedge accounting is applied to match the impact of the hedged item and the hedging instrument in the consolidated income statement. The currency hedging strategy balances risk reduction and cost of hedging by use of foreign exchange forwards and foreign exchange options matching the due dates of the hedged items. Expected cash flows are continually assessed using historical inflows, budgets and monthly sales forecasts.

Hedge effectiveness is assessed on a regular basis. Management has chosen to classify the result of hedging activities as part of financial items.

Key currencies figures
	USD	CNY	JPY	CAD	GBP
Average exchange rate applied (DKK per 100)
2021	629	97	5.73	502	865
2020	654	95	6.13	488	839
2019	667	97	6.12	503	852
Year-end exchange rate applied (DKK per 100)
2021	657	103	5.70	517	885
2020	606	93	5.88	474	824
2019	668	96	6.11	511	877

Foreign exchange rate sensitivity analysis
At year-end, an immediate 5% increase/decrease in the disclosed currencies versus DKK and EUR is estimated by Management to have the following impact on Novo Nordisk's operating profit for the next 12 months.

Sensitivity on operating profit of an immediate 5% increase in key currencies[1]
DKK million	USD	CNY	JPY	CAD	GBP
2022	2,350	360	230	200	120
2021	1,900	460	200	140	110
1. An immediate 5% decrease would have the opposite impact of the above.

Sensitivity of an immediate 5% increase in all other currencies rates on 31 December versus DKK and EUR,[1]
DKK million	2021	2020
Sensitivity of all currencies
Income statement	113	299
Other comprehensive income	(2,677)	(1,893)
Total	(2,564)	(1,594)
Sensitivity of USD
Income statement	(87)	2
Other comprehensive income	(2,218)	(1,380)
Total	(2,305)	(1,378)
1. An immediate 5% decrease would have the opposite impact of the above.

The foreign exchange sensitivity analysis comprises effects from the Group's cash, trade receivables and trade payables, current loans, current and non-current financial investments, lease liabilities and foreign exchange forwards. Anticipated currency transactions, investments in foreign subsidiaries and non-current assets are not included.

Financial contracts coverage at year end
Months	USD	CNY[1]	JPY	CAD	GBP
2021	12	0	12	9	11
2020	10	6	12	9	11
1. Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk's CNY currency exposure.
The table above shows financial contracts existing at year-end to cover the expected future cash flow for the disclosed number of months. During 2021, the hedging horizon varied between 9 months and 12 months for USD, JPY, CAD and GBP. Average hedge rate for USD cash flow hedges is 628 at the end of 2021 (640 at the end of 2020).

Credit risk
Credit risk arises from the possibility that transactional counterparties may default on their obligations, causing financial losses for the Group.

Credit risk exposure to financial counterparties

Credit exposure for cash at bank, marketable securities and derivative financial instruments (fair value)
DKK million	Cash at bank	Marketable securities	Derivative financial instruments	Total
2021
AAA range	477	6,765	—	7,242
AA range	3,726	—	585	4,311
A range	5,637	—	1,105	6,742
BBB range	23	—	—	23
Not rated or below BBB range	857	—	—	857
Total	10,720	6,765	1,690	19,175
2020
AAA range	—	—	—	—
AA range	7,296	—	989	8,285
A range	4,443	—	1,343	5,786
BBB range	212	—	—	212
Not rated or below BBB range	806	—	—	806
Total	12,757	—	2,332	15,089

Novo Nordisk considers its maximum credit exposure to financial counterparties to be DKK 19,175 million (DKK 15,089 million in 2020). In addition, Novo Nordisk considers its maximum credit exposure to trade receivables, other receivables (less prepayments and VAT receivables) and other financial assets to be DKK 43,425 million (DKK 29,522 million in 2020). Please refer to note 4.9 for details of the Group's total financial assets.

To manage credit risk regarding financial counterparties, Novo Nordisk only enters into derivative financial contracts and money market deposits with financial counterparties possessing a satisfactory long-term credit rating from at least two out of the three selected ratings agencies: Standard and Poor's, Moody's and Fitch. Furthermore, maximum credit lines defined for each counterparty diversify the overall counterparty risk. The credit risk on marketable securities is low, as investments are made in highly liquid bonds with AAA credit ratings.

Credit risk exposure to non-financial counterparties
Outside the US, Novo Nordisk has no significant concentration of credit risk related to trade receivables or other receivables and prepayments, as the exposure in general is spread over a large number of counterparties and customers. In the US, the three major wholesalers account for a large proportion of total net sales, see note 2.1. However, US wholesaler credit ratings are monitored and part of the trade receivables are sold on full non-recourse terms; see below for details.

Novo Nordisk closely monitors the current economic conditions of countries impacted by currency fluctuations, high inflation and an unstable political climate. These indicators as well as payment history are taken into account in the valuation of trade receivables. The country risk ratings in 2021 have overall remained unchanged from 2020 to 2021. However, despite the continued COVID-19 pandemic Novo Nordisk has not experienced significant increases in collectability issues on individual customers nor has it experienced significant deterioration in the ageing of receivables.

Trade receivable programmes
At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2021 amounting to:

DKK million	2021	2020	2019
US	1,313	1,817	3,672
Japan	2,453	2,351	2,149

Novo Nordisk's subsidiaries in the US and Japan employ trade receivable programmes in which trade receivables are sold on full non-recourse terms to optimise working capital.

In addition, full non-recourse off-balance-sheet factoring arrangement programmes are occasionally applied by Novo Nordisk subsidiaries around the world, with limited impact on the Group's trade receivables.

Please refer to note 3.3 for the split of allowance for trade receivables by geographical segment.

Interest rate risk
Novo Nordisk’s exposure to interest rate risk is considered to be low due to the capital structure. Non-current debt consists of fixed rate instruments and the sensitivity towards interest rates on current debt of DKK 12,861 million (DKK 6,153 million in 2020) is countered by the interest sensitivity on cash and cash equivalents of DKK 10,719 million (DKK
12,226 million in 2020). Interest rate risk on marketable securities of DKK 6,765 million is considered low due to a low portfolio duration.

Liquidity risk
The liquidity risk is considered to be low. Novo Nordisk ensures the availability of the required liquidity through a combination of cash management, highly liquid investment portfolios and both uncommitted and committed credit facilities. Novo Nordisk uses cash pools for optimisation and centralisation of cash management.

Financial reserves comprise the sum of cash and cash equivalents at the end of the year, marketable securities with original term to maturity exceeding three months and undrawn committed credit and loan facilities, with a maturity of more than 12 months, less loans and bank overdrafts classified as liabilities arising from financing activities contractually obliged for repayment within 12 months of the balance sheet date.

Financial reserves
DKK million	2021	2020	2019
Cash and cash equivalents (note 4.6)	10,719	12,226	15,411
Marketable securities	6,765	—	—
Undrawn committed credit facility[1]	11,526	11,531	11,578
Undrawn bridge facility[2]	—	5,577	—
Borrowings (Note 4.5)	(12,861)	(576)	(595)
Financial reserves[3]	16,149	28,758	26,394

1. The undrawn committed credit facility comprises a EUR 1,550 million facility (EUR 1,550 million in 2020 and EUR 1,550 million in 2019) committed by a portfolio of international banks. The facility matures in 2025.
2. For 2020, the undrawn bridge facility comprises the EUR 750 million (DKK 5,577 million) undrawn portion of EUR 1,500 million bridge facility. The facility was expected to mature in 2021 but the terms provided that the maturity could be extended, at the option of Novo Nordisk to June 2022. Financial reserves for 2020 include amounts undrawn under credit facilities and overdrafts where the repayment is not contractually required within 12 months. In accordance with IFRS, the DKK 5,577 million (EUR 750 million) drawn loan was classified as current borrowings in 2020 as it was Management's expectation that it would be repaid in 2021. The loan was repaid in 2021.
3. Additional non-IFRS financial measure; please refer to 'Non-IFRS financial measures', which is not part of the audited financial statements.

4.4 Derivative financial instruments

Derivative financial instruments	2021			2020
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	42,351	17	1,667	29,110	1,658	—
Forward contracts CNH, JPY, GBP and CAD	9,032	32	122	10,291	191	47
Forward contracts, cash flow hedges	51,383	49	1,789	39,401	1,849	47
Forward contracts USD[2]	30,909	1,607	284	19,411	379	1,307
Forward contracts CNH, CAD, EUR, GBP and JPY	7,361	34	111	4,578	104	11
Forward contracts, fair value hedges	38,270	1,641	395	23,989	483	1,318
Total derivative financial instruments	89,653	1,690	2,184	63,390	2,332	1,365
Recognised in the income statement		1,641	395		483	1,318
Recognised in other comprehensive income		49	1,789		1,849	47
1. Average hedge rate for USD cash flow hedges is 628 at the end of 2021 and 640 at the end of 2020.
2. Average hedge rate for USD fair value hedges is 628 at the end of 2021 and 634 at the end of 2020.

The fair value of cash flow hedges at year-end 2021, loss of DKK 1,740 million, has been recognised in other comprehensive income. In addition, DKK 15 million in cash flow hedge losses on intangible asset purchases has been incurred for a total 2021 other comprehensive impact of DKK 1,755 million. The DKK 15 million deferred loss was transferred directly from the cash flow hedge reserve to the initial cost of the intangible assets.

The financial contracts are expected to impact the income statement within the next 12 months, with deferred gains and losses on cash flow hedges then being transferred to financial income or financial expenses. There is no expected ineffectiveness at 31 December 2021, primarily because hedging instruments match currencies of hedged cash flows.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to foreign exchange risk. None of the derivatives are held for trading. Novo Nordisk uses forward exchange contracts to hedge forecast transactions, assets and liabilities.

Net investments in foreign subsidiaries are currently not hedged.

Accounting policies
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

– hedges of the fair value of a recognised asset or liability (fair value hedge)
– hedges of the fair value of a forecast financial transaction
(cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.

For additional disclosures on accounting policies for financial instruments please refer to note 4.9.
4.5 Borrowings

Contractual undiscounted cash flows					2021	2020
DKK million	Leases	Issued bonds	Loans	Bank overdrafts[1]	Total	Leases	Loans	Bank overdrafts[1]	Total
Within 1 year	946	—	12,503	359	13,808	855	5,577	1,107	7,539
1-3 years	1,475	4,854	—	—	6,329	1,247	—	—	1,247
3-5 years	942	—	—	—	942	694	—	—	694
More than 5 years	1,266	4,800	—	—	6,066	1,241	—	—	1,241
Total contractual undiscounted cash flows at the end of the year	4,629	9,654	12,503	359	27,145	4,037	5,577	1,107	10,721
Contractual discounted cash flows included in the balance sheet at the end of the year	4,129	9,654	12,503	359	26,645	3,672	5,577	1,107	10,356
Non-current liabilities	3,307	9,654	—	—	12,961	2,897	—	—	2,897
Current liabilities	822	—	12,503	359	13,684	775	5,577	1,107	7,459

Reconciliation of liabilities arising from financing activities				Non-cash movements
DKK million	Beginning of the year	Re-payments	Proceeds	Additions[2]	Disposals	Exchange rates	Other	End of the year
2021
Lease liabilities	3,672	(874)	—	1,183	—	146	2	4,129
Issued bonds	—	—	9,657	—	—	—	(3)	9,654
Loans	5,577	(5,577)	12,503	—	—	—	—	12,503
Bank overdrafts[1]	576	(238)	—	—	—	17	3	358
Liabilities arising from financing activities	9,825	(6,689)	22,160	1,183	—	163	2	26,644
Bank overdrafts[1]	531	(527)	—	—	—	—	(3)	1
Total borrowings	10,356	(7,216)	22,160	1,183	—	163	(1)	26,645
2020
Lease liabilities	3,824	(950)	—	978	—	(171)	(9)	3,672
Loans	—	—	5,582	—	—	(5)	—	5,577
Bank overdrafts[1]	595	—	100	—	—	(119)	—	576
Liabilities arising from financing activities	4,419	(950)	5,682	978	—	(295)	(9)	9,825
Bank overdrafts[1]	64	—	467	—	—	—	—	531
Total borrowings	4,483	(950)	6,149	978	—	(295)	(9)	10,356
1. Bank overdrafts includes DKK 358 million classified as financing activities (DKK 576 million in 2020) and DKK 1 million classified as cash and cash equivalents
 (DKK 531 million in 2020).
2. Includes additions from acquisitions of businesses.

Issued bonds
	EUR 650 million (2024)	EUR 650 million (2028)
Issue date	4 June 2021	4 June 2021
Maturity date	4 June 2024	4 June 2028
Interest type	Fixed	Fixed
Coupon interest rate	0.000%	0.125%
Carrying amount	4,854	4,800
Fair value	4,850	4,794

In 2021 Novo Nordisk launched its first Euro Medium Term Note (EMTN) programme in two tranches with an aggregate principal amount of EUR 1.3 billion corresponding to DKK 9.7 billion. Net proceeds of the issuances have been used by Novo Nordisk for general corporate purposes, including refinancing of the bridge loan facility established in connection with Novo Nordisk’s acquisition of Emisphere Technologies Inc. in 2020. The bonds are listed on Euronext Dublin.

Accounting policies
The lease liabilities are related to IFRS 16 leases, primarily for premises and company cars and include the present value of future lease payments during the lease term. Lease liabilities are initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. The lease liability is measured using the effective interest method. The lease liability is subsequently remeasured to reflect changes in future lease payments, e.g. changes in lease terms.

Issued bonds, loans and bank overdrafts are initially recognised at the fair value of the proceeds received less transaction costs. In subsequent periods these are measured at amortised cost using the effective interest method. The difference between the proceeds received and the nominal value is recognised in financial income or financial expenses over the term of the loan.

As part of bridge funding the acquisition of Dicerna Pharmaceuticals, Inc., Novo Nordisk entered into a sale and repurchase agreement of marketable securities (REPO). On 31 December 2021, the carrying amount of the assets transferred is DKK 5,937 million, and the associated liabilities amounts to DKK 5,937 million. The repurchase is fixed, and Novo Nordisk has therefore retained full exposure from fair value changes of the marketable securities. Therefore, the transaction is treated as a collateralised lending arrangement.
Where substantially all the risks and rewards of ownership are retained in financial assets that have been transferred, the assets are not derecognised and the proceeds obtained are recognised as a financial liability.

For fair value determination please refer to note 4.9.
4.6 Cash and cash equivalents

Cash and cash equivalents
DKK million	2021	2020	2019
Cash at bank (note 4.3)	10,720	12,757	15,475
Borrowings[1] (note 4.5)	(1)	(531)	(64)
Cash and cash equivalents	10,719	12,226	15,411
1. Bank overdrafts includes DKK 358 million classified as financing activities (DKK 576 million in 2020) and DKK 1 million classified as cash and cash equivalents (DKK 531 million in 2020).

Cash and cash equivalents at 31 December 2021 includes DKK 1,123 million that is restricted (DKK 653 million in 2020). The restricted cash balance relates to subsidiaries in which availability of currency for remittance of funds is temporarily scarce.

Accounting policies
Cash and cash equivalents consists of cash offset by short-term bank overdrafts. Where short-term bank overdrafts are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement.
4.7 Other non-cash items

DKK million	2021	2020	2019
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.10)	58	53	155
Capital gain/(loss) on investments, net. etc (note 4.10)	(340)	195	145
Result of associated companies (note 4.10)	24	(149)	137
Share-based payment costs (note 5.1)	1,040	823	363
Increase/(decrease) in provisions (note 3.4) and retirement benefit obligations	16,581	3,605	6,071
Other	(4,354)	3,322	161
Total other non-cash items	13,009	7,849	7,032
4.8 Change in working capital

DKK million	2021	2020	2019
Inventories	(1,085)	(895)	(1,305)
Trade receivables	(12,909)	(2,822)	(2,126)
Other receivables and prepayments	(469)	(419)	(1,190)
Trade payables	3,153	(641)	(398)
Other liabilities	2,595	1,274	1,202
Adjustment for payables related to non-current assets	(15)	879	295
Adjustment related to acquisition of businesses	(1,409)	—	—
Adjustment related to divestment of Group companies	—	—	(42)
Change in working capital including exchange rate adjustments	(10,139)	(2,624)	(3,564)
Exchange rate adjustments	1,483	(1,729)	176
Cash flow change in working capital	(8,656)	(4,353)	(3,388)
4.9 Financial assets and liabilities

Financial assets by category
DKK million	2021	2020
Other financial assets	553	766
Marketable securities	6,765	—
Derivative financial instruments (note 4.4)	1,690	2,332
Financial assets at fair value through the income statement	9,008	3,098
Other financial assets	363	300
Trade receivables	15,036	11,643
Other receivables and prepayments (current and non-current)	5,304	4,835
– less prepayments and VAT receivables	(3,438)	(4,113)
Cash at bank (note 4.6)	10,720	12,757
Financial assets at amortised cost	27,985	25,422
Trade receivables in a factoring portfolio[1]	25,607	16,091
Financial assets at fair value through other comprehensive income	25,607	16,091
Total financial assets at the end of the year by category	62,600	44,611
Financial liabilities by category
Derivative financial instruments (note 4.4)	2,184	1,365
Financial liabilities measured at fair value through the income statement	2,184	1,365
Borrowings (non-current)[2] (note 4.5)	12,961	2,897
Borrowings (current)[2] (note 4.5)	13,684	7,459
Trade payables	8,870	5,717
Other liabilities (non-current)	360	—
Other liabilities (current)	19,600	17,005
– less VAT and duties payable	(590)	(598)
Financial liabilities measured at amortised cost	54,885	32,480
Total financial liabilities at the end of the year by category[3]	57,069	33,845
1. Trade receivables which are measured at fair value through other comprehensive income, which have no associated loss allowance. Refer to note 3.3.
2. The fair value of loans approximates the booked amount. 3. Please refer to note 4.5 for a maturity analysis for non-current and current borrowings.
Financial assets with the exception of other financial assets and the non-current part of other receivables and prepayments (DKK 267 million in 2021, DKK 674 million in 2020) are all due within one year. Other financial assets at amortised cost include DKK 335 million which are due in more than five years (DKK 280 million in 2020). Other financial assets measured at fair value through the income statement are minor shareholdings.

Fair value measurement hierarchy
DKK million	2021	2020
Active market data	7,169	634
Directly or indirectly observable market data	1,690	2,332
Not based on observable market data	25,756	16,223
Total financial assets at fair value	34,615	19,189
Active market data	—	—
Directly or indirectly observable market data	2,184	1,365
Not based on observable market data	—	—
Total financial liabilities at fair value	2,184	1,365

Financial assets and liabilities measured at fair value can be categorised using the fair value measurement hierarchy above. There were no transfers between the 'Active market data' and 'Directly or indirectly observable market data' categories during 2021 or 2020. There are no significant intangible assets or items of property, plant and equipment measured at fair value. For a description of the credit quality of financial assets such as trade receivables, cash at bank, current debt and derivative financial instruments, please refer to notes 4.3 and 4.4.

Accounting policies
Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:

– Financial assets at fair value through the income statement
– Financial assets at amortised cost
– Financial assets at fair value through other comprehensive income
– Financial liabilities at fair value through the income statement
– Financial liabilities at amortised cost

Management determines the classification of its financial instruments on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Financial assets at fair value through the income statement consist of equity investments, marketable securities and derivative financial instruments. These are initially recognised at fair value. Equity investments are included in other financial assets. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses. For a description of accounting policies on derivative financial instruments designated to hedge accounting, please refer to note 4.4.

Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business, if longer), they are classified as current assets. If not, they are presented as non-current assets. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, please refer to note 3.3.

Purchases and sales of financial assets are recognised on the settlement date. Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred and Novo Nordisk has substantially transferred all the risks and rewards of ownership.

Financial liabilities at fair value through the income statement consist of financial derivative instruments.

Financial liabilities at amortised cost consist of borrowings (loans, issued bonds, bank overdrafts and lease liabilities), trade payables and other liabilities. These are initially recognised at the fair value of the proceeds received less transaction costs. The difference between the proceeds received and the nominal value is recognised in financial expenses over the term of the loan using the effective interest method. For initial recognition of lease liabilities refer to note 4.5.

Financial liabilities are derecognised when the obligation is repaid, cancelled or expires.
Fair value measurement
The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.

The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period. If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price. Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.

If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value.

The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs into the estimate of US wholesaler charge-backs are described in note 2.1.

The marketable securities are initially measured at fair value plus transaction costs and subsequently changes to the carrying amount are recognised in the income statement.
4.10 Financial income and expenses

Financial income
DKK million	2021	2020	2019
Financial income
Interest income[1]	231	337	65
Foreign exchange gain (net)	—	1,142	—
Financial gain from forward contracts (net)	2,316	—	—
Capital gain on investments, etc.	340	—	—
Result of associated companies	—	149	—
Total financial income	2,887	1,628	65
Financial expenses
Interest expenses[1]	289	390	220
Foreign exchange loss (net)	1,972	—	539
Financial loss from forward contracts (net)	—	1,889	2,673
Capital loss on investments, etc.	—	195	145
Capital loss on marketable securities	44	—	—
Result of associated companies	24	—	137
Other financial expenses	122	150	281
Total financial expenses	2,451	2,624	3,995
1. Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial impact from forward contracts, specified
DKK million	2021	2020	2019
Income/(loss) transferred from other comprehensive income	1,802	(329)	(1,677)
Value adjustment of transferred contracts	(1,411)	79	(1,609)
Unrealised fair value adjustments of forward contracts	1,246	(835)	(217)
Realised foreign exchange gain/(loss) on forward contracts	679	(804)	830
Financial income/(expense) from forward contracts	2,316	(1,889)	(2,673)

Accounting policies
As described in note 4.3, Management has chosen to classify the result of hedging activities as part of financial items in the income statement except for foreign currency-risk cash flow hedges on highly probable non-financial asset purchases, where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Financial items primarily relate to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

In addition, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of foreign currency assets and liabilities in non-hedged currencies will impact financial income and financial expenses.